Redeemable Noncontrolling Interest - Redeemable Noncontrolling Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Noncontrolling Interest [Line Items]
Beginning balance	¥ 687,847		¥ 649,246
Accretion	31,662	$ 4,548	38,601	¥ 13,451
Deconsolidation of Live.me (Note 3)	(719,509)
Ending balance			¥ 687,847	¥ 649,246